Organization and Nature of Business	6 Months Ended
Jun. 30, 2014
Organization and Nature of Business
Organization and Nature of Business

1. Organization and Nature of Business

          TrueCar, Inc. ("TrueCar") is an Internet-based information, technology, and communication services company. Hereinafter, TrueCar, Inc. and its wholly owned subsidiaries TrueCar.com, Inc. and ALG, Inc. are collectively referred to as "TrueCar" or the "Company"; TrueCar.com, Inc. is referred to as "TrueCar.com" and ALG, Inc. is referred to as "ALG".

          TrueCar has established an intelligent, data-driven online platform operating on a common technology infrastructure, powered by proprietary data and analytics. TrueCar operates its platform on the TrueCar.com website. In addition, TrueCar customizes and operates its platform for affinity group marketing partners ("Affinity Group Marketing Partners"). An affinity group is comprised of a network of members or employees that provide discounts to its members. The TrueCar.com website and the car-buying websites TrueCar operates for its Affinity Group Marketing Partners (the "Auto Buying Programs") allow users to obtain market-based pricing data on new and used cars, and to connect with TrueCar's network of Certified Dealers.

          On October 1, 2011, TrueCar acquired ALG from Dealertrack Holdings Inc. ("Dealertrack"). ALG is a provider of data and consulting services to the automotive industry, specializing in automotive residual value forecasting; consulting services for manufacturers, financial institutions and fleet companies; lease and loan portfolio risk analysis and securitization valuations; data analysis products; and custom modeling tools for residual values and remarketing. During 2011, TrueCar also acquired the assets of Honk LLC ("Honk") and Carperks (Note 3).

          TrueCar was incorporated in the state of Delaware on February 25, 2005, and began business operations in April 2005. Its principal corporate offices are located in Santa Monica, California.

  Reverse Stock Split

          The Company's board of directors and stockholders approved a 2-for-3 reverse split of its common stock and its Series A convertible preferred stock, or preferred stock, which was effected on May 2, 2014. All share data and per share data, and related information presented in the consolidated financial statements and accompanying notes have been retroactively adjusted, where applicable, to reflect the reverse stock split of its common stock and preferred stock.

  Capital Resources and Liquidity

          Since inception, the Company's operations have been financed primarily by net proceeds from the sales of shares of its common and preferred stock and from the issuance of indebtedness. For the years ended December 31, 2011, 2012, and 2013, the Company incurred a net loss of $8.9 million, $74.5 million and $25.1 million, respectively. For the six months ended June 30, 2014, the Company incurred a net loss of $25.0 million (unaudited). The Company also had an accumulated deficit at December 31, 2012, December 31, 2013 and June 30, 2014 of $137.5 million, $162.6 million, and $187.5 million (unaudited), respectively. At December 31, 2012, December 31, 2013 and June 30, 2014, the Company had cash and cash equivalents of $22.1 million, $43.8 million, and $111.8 million (unaudited), respectively.

  Initial Public Offering (unaudited)

          In May 2014, the Company completed its initial public offering ("IPO") in which the Company sold an aggregate of 8,941,250 (unaudited) shares of its common stock, including 1,166,250 (unaudited) shares sold pursuant to the exercise by the underwriters of their option to purchase such shares, at a public offering price of $9.00 per share (unaudited). The Company received net proceeds of $69.2 million (unaudited), after deducting underwriting discounts and commissions and offering expenses payable by the Company, from sales of its shares in the IPO. Immediately prior to the completion of the IPO, all shares of the then-outstanding Series A convertible preferred stock automatically converted into 2,857,143 (unaudited) shares of common stock.